LEASE LIABILITIES AND RIGHT OF USE ASSETS - Lease Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
LEASE LIABILITIES AND RIGHT OF USE ASSETS
Interest expenses in respect of lease liabilities	$ 547	$ 386
Lease principal payments during the year	$ 1,191	$ 975